Derivative financial instruments (Tables)	12 Months Ended
Mar. 31, 2012
Schedule of Derivative Instruments

The following table summarizes notional and fair value amounts of derivative instruments outstanding as of March 31, 2011 and 2012. The fair value of derivatives is not offset against the right to reclaim cash collateral or the obligation to return cash collateral under master netting agreement in the consolidated balance sheets as well as the table below.

		Fair value
		Derivative receivables (2)		Derivative payables (2)
2011	Notional amount (1)	Designated as hedges	Not designated as hedges	Designated as hedges	Not designated as hedges
	(in billions of yen)
Interest rate contracts	854,186	—	9,964	—	9,541
Foreign exchange contracts	79,757	—	2,845	1	2,464
Equity-related contracts	3,242	—	154	—	150
Credit-related contracts	8,934	—	59	—	39
Other contracts	803	—	104	—	87

Total	946,922	—	13,126	1	12,281

		Fair value
		Derivative receivables (2)		Derivative payables (2)
2012	Notional amount (1)	Designated as hedges	Not designated as hedges	Designated as hedges	Not designated as hedges
	(in billions of yen)
Interest rate contracts	886,354	—	9,789	—	9,453
Foreign exchange contracts	83,984	—	2,582	15	2,559
Equity-related contracts	4,796	—	145	—	180
Credit-related contracts	6,984	—	59	—	36
Other contracts	727	—	61	—	46

Total	982,845	—	12,636	15	12,274

Notes:

(1)	Notional amount represents the sum of gross long and gross short third-party contracts.
(2)	Derivative receivables and payables are recorded in Trading account assets and Trading account liabilities, respectively.

Schedule of Net Investment Hedges, Statements of Financial Performance and Financial Position, Location

The following table summarizes gains and losses information related to net investment hedges for the fiscal years ended March 31, 2010, 2011 and 2012:

	Gains (losses) recorded in income and other comprehensive income (“OCI”)
	2010		2011		2012
	Effective portion recorded in OCI	Ineffective portion recorded in income	Effective portion recorded in OCI	Ineffective portion recorded in income	Effective portion recorded in OCI	Ineffective portion recorded in income
	(in millions of yen)
Financial instruments hedging foreign exchange risk	(4,489)	—	43,740	5,168	8,024	1,666

Total	(4,489)	—	43,740	5,168	8,024	1,666

Note:	Related to the effective portion of net investment hedges, Accumulated other comprehensive income (loss) of ¥0 million, ¥(1,144) million and ¥1,893 million were reclassified to earnings for the fiscal years ended March 31, 2010, 2011 and 2012, respectively.

Disclosure of Credit Derivatives

The following table summarizes notional and fair value amounts of credit derivatives at March 31, 2011 and 2012:

	2011		2012
	Notional amount	Fair value	Notional amount	Fair value
	(in billions of yen)
Credit protection written
Investment grade	2,509	—	2,072	(2)
Non-investment grade	1,935	6	1,303	2

Total	4,444	6	3,375	—

Credit protection purchased	4,520	15	3,651	23

Note:

Rating scale is based upon either external ratings or internal ratings. The lowest investment grade is considered to be BBB- or the corresponding internal rating, while anything below or unrated is considered to be non-investment grade. Non-investment grade credit derivatives primarily consist of unrated credit default swap indices such as CDX and iTraxx.

Notional And Credit Risk Amounts Of Outstanding Derivative Positions Disclosure

The following table shows the maximum potential amount of future payment for credit protection written by expiration period at March 31, 2011 and 2012:

	Maximum payout/Notional amount
	2011	2012
	(in billions of yen)
One year or less	1,212	1,422
After one year through five years	3,024	1,896
After five years	208	57

Total	4,444	3,375

Note:	The maximum potential amount of future payment is the notional amount of the credit derivatives where the Group wrote the credit protection, and it has not been reduced by the Group’s right of collection over the underlying assets and the related cash flows, nor netted against that of credit protection purchased.

Not Designated as Hedging Instrument
Schedule of Derivative Instruments, Gain (Loss) in Statement of Financial Performance

The following table summarizes gains and losses on derivatives not designated or qualifying as hedges during the fiscal years ended March 31, 2010, 2011 and 2012:

	Gains (losses) recorded in income
	2010	2011	2012
	(in millions of yen)
Interest rate contracts (1)	115,416	250,222	261,632
Foreign exchange contracts	111,845	(105,504)	(146,258)
Equity-related contracts (1)	(22,841)	11,223	(7,143)
Credit-related contracts (2)	(97,215)	(15,220)	(5,575)
Other contracts	(2,103)	1,943	283

Total	105,102	142,664	102,939

Notes:

(1)	The net gain (loss) excluded from assessment of effectiveness for fair value hedges is not included in the above table.
(2)	The amounts include the net loss of ¥90,642 million, ¥8,207 million and ¥3,391 million on the credit derivatives hedging the credit risk in loans during the fiscal years ended March 31, 2010, 2011 and 2012, respectively.

Fair Value Hedging
Schedule of Derivative Instruments, Gain (Loss) in Statement of Financial Performance

The following table summarizes gains and losses information related to fair value hedges for the fiscal years ended March 31, 2010, 2011 and 2012:

	Gains (losses) recorded in income
2010	Derivatives	Hedged items	Hedge ineffectiveness	Net gain (loss) excluded from assessment of effectiveness
	(in millions of yen)
Interest rate contracts	469	(898)	—	(429)

Total	469	(898)	—	(429)

	Gains (losses) recorded in income
2011	Derivatives	Hedged items	Hedge ineffectiveness	Net gain (loss) excluded from assessment of effectiveness
	(in millions of yen)
Interest rate contracts	(1,191)	996	—	(195)

Total	(1,191)	996	—	(195)

	Gains (losses) recorded in income
2012	Derivatives	Hedged items	Hedge ineffectiveness	Net gain (loss) excluded from assessment of effectiveness
	(in millions of yen)
Interest rate contracts	(214)	150	—	(64)
Equity-related contracts	(285)	278	—	(7)

Total	(499)	428	—	(71)